Thompson Hine

August 4, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Walthausen Funds, File Nos. 333-147324 and 811-22143

Dear Sir/Madam:

On behalf of Walthausen Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 32 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to change the name of the Walthausen Select Value Fund to the Walthausen Focused Small Cap Value Fund (the “Fund”), revise the fee table to reflect contractual changes to certain fees, and revise the investment strategy of the Fund.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265.

Very truly yours, /s/ JoAnn Strasser JoAnn Strasser